37 Insurance coverage	12 Months Ended
Dec. 31, 2019
Insurance Coverage
Insurance coverage

37	Insurance coverage

Braskem contracts insurance policies to cover the domestic and international operations of its plants, as detailed below. In addition, also contracts other insurance policies, including general civil liability, the civil liability of directors and offices (D&O) and Environmental Civil Liability, domestic and international charter operations, charter's liability, etc.

The Insurance Program maintained by the Company is consistent with the standards adopted by petrochemical companies operating globally.

The All Risks Program provides coverage for material damages and consequent loss of profit of all Braskem plants through an “All Risks” program.

The program is divided into three different policies that ensure coverage of the operations in Brazil, Mexico and the United States/Germany and Mexico, which are valid through October 2021.

The following table presents additional information on the policies in force. Each has maximum indemnity limits (“MIL”) per event to cover possible claims in view of the nature of the Company’s activities and benchmarks, as well estimated maximum loss studies prepared by external advisors.

		Maximum indemnity limit		Amount insured
	Maturity	US$ million	R$ million	US$ million	R$ million
Units in Brazil	October 8, 2021	3,500	18,195	27,962	145,364
Units in United States and Germany	October 8, 2021	480	2,495	2,189	11,381
Units in Mexico	October 8, 2021	2,642	13,735	5,679	29,524
Total				35,830	186,269

The risk assumptions adopted are not part of the audit scope and, therefore, were not subject to audit by our independent auditors.

These policies provide coverage for material losses arising from accidents related to fire, explosion and machinery breakdown, etc., and consequential loss of profit, with maximum indemnity periods ranging from 12 and 33 months, depending on the plant and/or coverage.

Braskem also carries an insurance policy against general civil liability that guarantees any damages caused to third parties from its operations and products, including any losses caused by sudden pollution.

The Company’s new projects are covered by specific Engineering Risk policies and/or construction and assembly clauses included in both Operational Risks and Environmental and General Civil Liability policies.